UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21036

                         BlackRock Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:           888-825-2257

Date of fiscal year end:           August 31, 2006

Date of reporting period:           May 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2006

BlackRock Municipal Bond Trust (BBK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—151.7%
			Alabama—6.5%
			Birmingham Wtr. Wks. & Swr. Brd. RB,
AAA	$ 470		Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$ 453,141
AAA	1,485		Ser. A, 5.00%, 1/01/40, FSA	01/16 @ 100	1,520,120
AAA	895		Ser. A, 5.00%, 1/01/43, FSA	01/16 @ 100	914,780
A2	7,500		Huntsville Hlth. Care Auth. RB, Ser. A, 5.75%, 6/01/31	06/11 @ 101	7,831,350

					10,719,391

			Arizona—0.7%
			San. Luis Fac. Dev. Corp. RB, Regl. Detention Ctr. Proj.,
NR	300		6.25%, 5/01/15	05/10 @ 107	299,229
NR	300		7.00%, 5/01/20	05/10 @ 107	298,986
NR	600		7.25%, 5/01/27	05/10 @ 107	602,484

					1,200,699

			California—9.5%
			California Cnty. Tobacco RB,
BBB-	850		Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	71,425
BB	4,500		Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.90	170,820
NR	5,750		Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	146,050
			California St. GO,
A+	3,000		5.00%, 2/01/32	08/13 @ 100	3,046,680
A+	1,800		5.00%, 6/01/34	12/14 @ 100	1,829,862
			Golden St. Tobacco Sec. Corp. RB, 5.00%, 6/01/45, AMBAC	06/15 @ 100	6,076,615
AA-	2,660		Univ. of California Ltd. Proj. RB, Ser. B, 4.75%, 5/15/38	05/13 @ 101	2,625,447
NR	1,585		Val Verde Unified Sch. Dist. Fin. Auth. ST, 6.25%, 10/01/28	10/13 @ 102	1,647,909

					15,614,808

			Colorado—0.8%
Baa2	635		Park Creek Met. Dist. Ppty. Tax RB, 5.50%, 12/01/37	12/15 @ 101	646,976
AAA	635		Springs Co. Utils. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	645,986

					1,292,962

			District of Columbia—11.1%
A	595		Friendship Pub. Charter Sch. RB, Income Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	598,856
AAA	6,000		TA, Gallary Place Proj., 5.40%, 7/01/31, FSA	07/12 @ 100	6,287,160
AAA	33,450		Georgetown Univ. RB, Ser. A, Zero Coupon, 4/01/38, MBIA	04/11 @ 20.243	5,274,061
BBB	5,580		Tobacco Settlement Financing Corp. RB, 6.75%, 5/15/40	05/11 @ 101	6,014,236

					18,174,313

			Florida—18.9%
AAA	770		JEA Wtr. & Swr. Sys. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	760,198
BB+	6,200		Martin Cnty. Indl. Dev. Auth. RB, Indiantown Cogeneration Proj., Ser. A, 7.875%,
			12/15/25	07/06 @ 101	6,340,492
BB+	2,810		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	3,132,082
A+	10,000		Orange Cnty. Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp. Proj., 5.625%,
			11/15/32	11/12 @ 101	10,548,800
AAA	1,845		Orange Cnty. Tourist Dev. Tax RB, 4.75%, 10/01/32	10/16 @ 100	1,842,122
AAA	7,255		Palm Beach Cnty. Hsg. Fin. Auth. Multi-Fam. RB, Indian Trace Apts. Proj., Ser. A,
			5.625%, 1/01/44, FSA	01/12 @ 100	7,416,278
NR	990		Stevens Plantation Cmnty. Dev. Dist. SA, Ser. A, 7.10%, 5/01/35	05/14 @ 100	1,028,046

					31,068,018

			Georgia—5.0%
AAA	3,000		Atlanta Arpt. Passenger Fac. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	3,075,570
AAA	5,000		Atlanta Wtr. & Wstwtr. RB, 5.00%, 11/01/37, FSA	11/14 @ 100	5,113,400

					8,188,970

			Illinois—20.8%
AAA	23,065		Bolingbrook GO, Ser. B, Zero Coupon, 1/01/36, FGIC	01/12 @ 23.018	4,102,802
NR	1,150	[3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,150,264

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—(cont’d)
			Chicago GO,
AAA	$ 4,285	[4]	5.50%, 1/01/11, MBIA	N/A	$ 4,639,069
AAA	1,540		5.50%, 1/01/38, MBIA	01/11 @ 101	1,625,963
AAA	55	[4]	Ser. A, 5.50%, 1/01/11, MBIA	N/A	59,545
BBB	6,000		Edl. Facs. Auth. Student Hsg. RB, Edl. Advancement Fund Univ. Ctr. Proj., 6.25%,
			5/01/34	05/07 @ 100	6,112,680
			Fin. Auth. RB,
BB+	420		Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	422,789
Baa2	525		Student Hsg., MJH Ed. Asst. Living Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	525,289
Baa3	425		Student Hsg., MJH Ed. Asst. Living Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	425,166
A	6,000		Hlth. Facs. Auth. RB, Lake Forest Hosp. Proj., Ser. A, 5.75%, 7/01/29	07/12 @ 100	6,316,260
			Met. Pier & Exposition Auth. Ded. St. Tax RB, McCormick Place Expansion Proj.,
AAA	10,000		Ser. A, Zero Coupon, 6/15/35, MBIA	No Opt. Call	2,425,500
AAA	10,000		Ser. A, Zero Coupon, 12/15/36, MBIA	No Opt. Call	2,247,600
AAA	10,000		Ser. A, Zero Coupon, 12/15/37, MBIA	No Opt. Call	2,133,800
			O’Hare Intl. Arpt. RB,
AAA	1,000		Ser. A, 5.00%, 1/01/29, MBIA	01/15 @ 100	1,024,480
AAA	1,000		Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	1,023,060

					34,234,267

			Indiana—2.4%
Aa2	1,970		Multi-Fam. Hsg. RB, Canterbury House Apts. Proj., Ser. 1, 5.90%, 12/01/34	12/11 @ 100	2,039,206
AAA	1,950		Mun. Pwr. Sply. Sys., RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	1,861,529

					3,900,735

			Kansas—3.2%
A-	5,000		Wichita Arpt. Auth. Arpt. Facs. RB, Cessna Citation Svc. Ctr. Proj., Ser. A, 6.25%, 6/15/32	06/12 @ 101	5,310,600

			Maryland—3.3%
NR	1,250		Baltimore ST, Harborview Lot No. 2 Proj., 6.50%, 7/01/31	07/13 @ 101	1,322,400
NR	3,000		Frederick Cnty. Urbana Cmnty. Dev. Auth. ST, Ser. B, 6.25%, 7/01/30	07/07 @ 102	3,033,960
BBB+	1,040		Hlth. & Higher Edl. Facs. Auth. RB, Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	1,075,235

					5,431,595

			Massachusetts—0.2%
AA	365		St. Wtr. Res. Auth. Gen. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	374,037

			Multi-State—7.2%
Baa1	10,500 [3]		Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	11,762,835

			Nebraska—1.0%
AA	1,760		Omaha Pub. Pwr. Dist. Elec. Sys. RB, Ser. A, 4.75%, 2/01/44	02/14 @ 100	1,717,672

			Nevada—0.9%
NR	1,400		Las Vegas Spec. Impvt. Dist. No. 809 RB, Summerlin Area Proj., 5.65%, 6/01/23	12/06 @ 103	1,420,132

			New Jersey—9.7%
			Econ. Dev. Auth.,
BBB	1,500		RB, Cigarette Tax, 5.50%, 6/15/31	06/14 @ 100	1,558,245
B	3,000		RB, Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	3,050,250
BBB-	1,500		RB, Winchester Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	1,575,600
Baa3	7,500		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	8,816,475
NR	915		Middlesex Cnty. Impvt. Auth. RB, Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	927,206

					15,927,776

			New York—15.4%
NR	455		Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	424,060
AAA	1,225		Convention Ctr. Dev. RB, Hotel Unit Fee Secured, 5.00%, 11/15/44, AMBAC	11/15 @ 100	1,256,495
AAA	1,330		Env. Facs. Corp. St. Clean Wtr. & Drinking Wtr. RB, NYC Mun. Wtr. Proj., Ser. B,
			5.00%, 6/15/31	06/12 @ 100	1,367,572
AA-	10,630		Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	11,501,128
AAA	1,760		Met. Transp. Auth. Svc. Contract RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	1,806,253
B-	8,100		New York City Indl. Dev. Agcy. RB, American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	9,025,506

					25,381,014

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			North Carolina—1.9%
NR	$ 2,945		Gaston Cnty. Indl. Facs. Fin. Auth. PCRB, 5.75%, 8/01/35	08/15 @ 100	$ 3,074,963

			Ohio—2.6%
AAA	4,220		Air Qual. Dev. Auth. RB, 4.80%, 1/01/34, FGIC	07/15 @ 100	4,200,672

			Oklahoma—1.2%
B-	1,725		Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35	No Opt. Call	1,884,373

			Oregon—0.4%
Aa2	555		Multi-Fam. Hsg. RB, Pacific Tower Apts. Proj., Ser. 6, 6.05%, 11/01/34	12/11 @ 100	574,614

			Pennsylvania—3.2%
BB-	4,895		Econ. Dev. Fin. Auth. Exempt Facs. RB, Reliant Energy Conv. Proj., Ser. A, 6.75%,
			12/01/36	12/09 @ 103	5,239,070

			South Carolina—0.7%
			Jobs Econ. Dev. Auth. Hosp. Facs. RB, Palmetto Hlth. Proj.,
BBB+	890	[4]	Ser. C, 7.00%, 8/01/13	N/A	1,053,439
BBB+	110		Ser. C, 7.00%, 8/01/30	08/13 @ 100	125,861

					1,179,300

			Texas—19.1%
BBB	850		Alliance Arpt. Auth., Inc. Spl. Fac. RB, Fedex Corp. Proj., 4.85%, 4/01/21	04/16 @ 100	841,092
AAA	940		Dallas Area Rapid Trans. RB, 5.00%, 12/01/31, AMBAC	12/11 @ 100	957,136
AAA	11,690		Harris Cnty. Houston Sports Auth. RB, Ser. G, Zero Coupon, 11/15/41, MBIA	11/31 @ 53.779	1,648,758
AAA	605		Lower Colorado River Auth. RB, 5.00%, 5/15/31, MBIA	05/13 @ 100	619,593
AAA	430		Montgomery Cnty. Mun. Util. Dist. No. 46 Wtr. Wks. & Swr. Sys. GO, 4.75%, 3/01/30,
			MBIA	03/14 @ 100	426,943
Aa2	2,825		Multi-Fam. Hsg. RB, Copperwood Ranch Apts. Proj., Ser. 9, 5.95%, 11/01/35	12/11 @ 100	2,923,253
			Tpke. Auth. Central Sys. RB,
AAA	60,000		Zero Coupon, 8/15/35, AMBAC	08/12 @ 25.665	11,421,000
AAA	4,230		Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	4,283,636
AAA	1,075		Transp. Comm. St. Hwy. RB, 5.00%, 4/01/26	04/16 @ 100	1,116,355
BBB+	6,840		Tyler Cnty. Hlth. Facs. Dev. RB, Mother Frances Hosp. Proj., 6.00%, 7/01/31	07/12 @ 100	7,205,119

					31,442,885

			West Virginia—0.3%
AAA	520	[4]	Econ. Dev. Auth. RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	536,578

			Wisconsin—5.7%
			Hlth. & Edl. Facs. Auth. RB,
A-	1,350		Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	1,474,079
A	7,000		Wheaton Franciscan Svcs. Proj., 5.75%, 8/15/30	02/12 @ 101	7,351,820
AAA	530		Pub. Pwr, Inc. Sys. RB, Ser. A, 5.00%, 7/01/37, AMBAC	07/15 @ 100	542,794

					9,368,693

			Total Long-Term Investments (cost $234,552,708)		249,220,972

			SHORT-TERM INVESTMENTS—3.7%
			Massachusetts—0.1%
A-1+	200	[6]	Hlth. & Edl. Fac. Auth. RB, Harvard Univ. Proj., Ser. R, 3.47%, 6/01/06, FRDD	N/A	200,000

			Nebraska—1.9%
A-1+	3,159	[6]	American Pub. Energy Agcy. Gas Sply. RB, 3.50%, 6/01/06, FRWD	N/A	3,159,000

	Shares
	(000)

			Money Market Funds—1.7%
NR	2,800		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	2,800,000

			Total Short-Term Investments (cost $6,159,000)		6,159,000

			Total Investments—155.4% (cost $240,711,7087)		$255,379,972
			Liabilities in excess of other assets—(0.3)%		(524,628)
			Preferred shares at redemption value, including dividends payable—(55.1)%		(90,529,115)

			Net Assets Applicable to Common Shareholders—100%		$ 164,326,229

BlackRock Municipal Bond Trust (BBK) (continued)

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2006, the Trust held 7.9% of its net assets, with a current market value of $12,913,099, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security pledged as collateral.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of May 31, 2006.
[7]	Cost for Federal income tax purposes is $240,711,537. The net unrealized appreciation on a tax basis is $14,668,435, consisting of $15,305,083 gross unrealized appreciation and $636,648 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	MBIA	— Municipal Bond Insurance Assoc.
AMBAC	— American Municipal Bond Assurance Corp.	PCRB	— Pollution Control Revenue Bond
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bonds
FRDD	— Floating Rate Daily Demand	SA	— Special Assessment
FRWD	— Floating Rate Weekly Demand	ST	— Special Tax
FSA	— Financial Security Assurance	TA	— Tax Allocation
GO	— General Obligation

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                BlackRock Municipal Bond Trust

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/   Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 26, 2006

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006